SCHEDULE OF STOCK OPTIONS USING THE BLACK-SCHOLES OPTION PRICING MODEL AND USED THE ASSUMPTIONS (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Risk-free interest rate	4.41%	0.73%
Expected volatility	177.30%	66.00%
Expected dividends	0.00%	0.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Contractual term (years)	1	1
Top of range [member]
IfrsStatementLineItems [Line Items]
Contractual term (years)	3	3